Fair Values of Major Classes of Identifiable Assets Acquired and Liabilities Assumed (Detail) (Westernbank Puerto Rico [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	$ 2,425,929
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	8,362,491
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	8,362,491
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	45,755
Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	358,132
Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	58,610
Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	5,200,457
Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	52,080
Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	24,415
Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	111,101
Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	44,926
Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	86,841
Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	2,391,635
Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	5,770,495
Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	52,500
True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	88,181
Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	13,925
Preliminary Allocation [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	0
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	9,142,359
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	2,394,095
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	0
Preliminary Allocation [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	358,132
Preliminary Allocation [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	58,610
Preliminary Allocation [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	8,554,744
Preliminary Allocation [Member] | Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	125,947
Preliminary Allocation [Member] | Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	0
Preliminary Allocation [Member] | Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Preliminary Allocation [Member] | Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	44,926
Preliminary Allocation [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Preliminary Allocation [Member] | Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	2,380,170
Preliminary Allocation [Member] | Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	13,925
Fair Value Adjustment [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	2,425,929
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	(890,969)
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	145,401
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	45,755
Fair Value Adjustment [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	(3,354,287)
Fair Value Adjustment [Member] | Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	(73,867)
Fair Value Adjustment [Member] | Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	24,415
Fair Value Adjustment [Member] | Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	86,841
Fair Value Adjustment [Member] | Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	11,465
Fair Value Adjustment [Member] | Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Fair Value Adjustment [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Fair Value Adjustment [Member] | True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	88,181
Fair Value Adjustment [Member] | Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	0
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	111,101
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	5,822,995
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	0
Other Adjustments [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	0
Other Adjustments [Member] | Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	111,101
Other Adjustments [Member] | Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member] | Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	5,770,495
Other Adjustments [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	52,500
Other Adjustments [Member] | True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member] | Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 0